Rule 497(k)
File Nos. 333-289838 and 811-24117
Corgi ETF Trust I
Corgi NYC Based ETF
Cboe BZX Exchange, Inc. — NYNY
Summary Prospectus
April 30, 2026
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, statement of additional information and other information about the Fund online at https://www.corgifunds.com. You can also get this information at no cost by calling (855) 552-6744. The current prospectus and statement of additional information, dated April 30, 2026, are incorporated by reference into this Summary Prospectus.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Corgi NYC Based ETF
NYNY

Investment Objective
The Corgi NYC Based ETF (the "Fund") seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.20%
1 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
2 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.
1 Year	3 Years
$20	$66
Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the business activities of companies that are headquartered in, or maintain substantial operations in, New York City. For purposes of this policy, the Fund considers the following activities: firms across financial services, insurance, asset management, media and communications, technology and data services, consumer and retail brands, real estate and infrastructure, healthcare, and professional services that benefit from NYC's capital markets, talent base, and global commercial networks. For purposes of the Fund's 80% investment policy, "New York City" refers to the five boroughs of New York City (Manhattan, Brooklyn, Queens, The Bronx, and Staten Island). The Adviser generally expects that a company has "substantial operations" in the region if it has a principal executive office in the region or, based on available disclosures and third-party data, maintains a significant employee base or material operating facilities (such as major offices, studios, trading or operational hubs, distribution centers, or other key business operations) in the region; The Adviser determines a company's primary operating footprint based on publicly available information, including SEC filings (such as 10-Ks and proxy statements), corporate websites, press releases, commercial real estate and employment databases, and third-party data providers. Where such data are incomplete or not consistently reported, the Adviser will rely on the most recent publicly available information to make this determination.
The Fund invests primarily in the common stock of companies that are materially involved in New York City operating and business ecosystem. The Fund considers a company "materially involved" if, as determined by the Adviser, the company is headquartered in or maintains substantial operations in New York City, including companies with significant regional employee bases, operational hubs, or other material business lines in the region. Such activities may include financial services, payments and exchanges, insurance and asset management, media and information services, enterprise technology, consumer brands and retail operations, real estate and infrastructure related services, and professional service platforms that support commerce, investing, and global business activity centered in the NYC area.
The Fund's investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies, that are listed on U.S. securities exchanges. Because the Fund's theme is defined by a U.S. geographic region, the Fund expects that substantially all of its investments will be in U.S.-domiciled companies.
The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund's investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.
The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund's portfolio from among companies that satisfy the Fund's 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.
The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Concentration Risk. The Fund will concentrate its investments in New York City focused companies or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.
AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.
Regional Concentration and Local Economic Risk. The Fund is exposed to companies whose revenues, operating results, and valuations may be sensitive to economic and demographic conditions in New York City. Such companies may be affected by changes in regional employment levels, office utilization and return-to-office trends, commuter patterns, tourism activity, and the health of local industries. Shifts in business activity or local demand may adversely affect issuers held by the Fund and, as a result, may negatively affect the Fund's performance.
Catastrophe, Terrorism, Public Safety, and Infrastructure Disruption Risk. The Fund is exposed to the risk that catastrophic events or disruptions in New York City, such as terrorism, natural disasters, severe weather events (including coastal storms and flooding), public health events, civil unrest, power outages, transportation disruptions, or other events affecting public safety or critical infrastructure, may adversely affect business activity, tourism, commuting patterns, and the operations of companies with significant exposure to the region. Such events may reduce revenues, disrupt operations, increase costs (including security and insurance costs), and negatively affect the valuations of issuers held by the Fund.
Financial Sector Risk. The Fund is exposed to New York City's significant concentration in financial services and capital markets-related activities. Companies in the financial sector and companies that provide services to the finance and investing ecosystem may be sensitive to changes in interest rates, credit availability, loan performance, market liquidity, asset valuations, and regulatory developments. Periods of market volatility, reduced capital markets issuance or deal activity, widening credit spreads, or declines in asset values may disproportionately affect such issuers held by the Fund, which could negatively affect the Fund's performance.
Regulatory and Tax Risk. The Fund is subject to risks arising from changes in city and state tax policies, labor requirements, and industry-specific regulations affecting companies with meaningful operations in New York City. Increases in taxes, changes in labor rules, or new regulatory requirements may raise operating costs, reduce profitability, or influence corporate decisions regarding staffing levels or business location for issuers held by the Fund. Such developments may adversely affect issuers held by the Fund and, as a result, may negatively affect the Fund's performance.
Cost of Doing Business and Business Relocation Risk. Companies with meaningful exposure to New York City may face higher operating costs than companies located elsewhere, including costs associated with real estate, wages, taxes, regulatory compliance, insurance, and security. If costs rise or business conditions deteriorate, companies may reduce their regional footprints, relocate headquarters or key functions, shift employment to other regions, or change remote work policies, which may reduce their economic exposure to the region and adversely affect the Fund's ability to maintain exposure consistent with its investment theme. Such changes may also negatively affect revenues and valuations of issuers held by the Fund.
Geographic Classification Risk. The Fund depends on the Adviser's ability to classify companies based on whether they are headquartered in, or have substantial operations in, New York City. Publicly available information regarding a company's headquarters location, employee base, or operating footprint may be incomplete, outdated, or difficult to interpret consistently across issuers. Companies may relocate headquarters, modify office footprints, change remote-work policies, or shift the location of key personnel or facilities over time, which may require the Adviser to reclassify issuers or adjust the Fund's holdings. These factors may affect the Fund's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which could negatively affect the Fund's performance.
Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.
Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.
Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.
Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.
Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.
Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.
Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser
Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Managers
The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.
Purchase and Sale of Shares
The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.
Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.
As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.